                                                                                                Sarah Choi
                                                                       Allstate Life Insurance Company
                                                                                      Phone: 847.402.8559
                                                                       Email: sarah.choi@allstate.com

VIA EDGAR TRANSMISSION

May 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:   Allstate Life Insurance Company
         Allstate Financial Advisors Separate Account I (“Registrant”)
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:

1.       For the Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent
Registration Statement or amendment, and

2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                                                Depositor                                                      1940 Act #                      Registration
                   Statement

Allstate Financial                                                  Allstate Life Insurance                                  811-09327                333-102295
Advisors Separate Account I                             Company

You may direct any questions regarding this filing to the undersigned at (847) 402-8559.

Very truly yours,

/s/SARAH CHOI
Sarah Choi